T. ROWE PRICE Retirement I 2030 Fund-I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 26.7%
T. Rowe Price Funds:
New Income Fund  1,044,394 44,061 71,878 118,250,009 993,300
International Bond Fund (USD
Hedged)  362,961 19,668 10,610 40,462,025 361,326
U.S. Treasury Long-Term Index
Fund  325,918 54,199 9,906 40,193,126 355,709
Dynamic Global Bond Fund  292,121 8,194 22,559 28,320,536 278,957
Limited Duration Inflation
Focused Bond Fund  323,440 28,801 141,636 40,768,455 209,142
Emerging Markets Bond Fund  164,657 38,573 5,027 21,950,229 185,480
High Yield Fund  162,286 25,607 4,812 30,646,995 174,382
Floating Rate Fund  143,633 6,571 35,095 12,786,393 117,123
Total Bond Mutual Funds (Cost $3,033,155) 2,675,419
EQUITY MUTUAL FUNDS 70.3%
T. Rowe Price Funds:
Value Fund  1,420,070 13,956 126,793 29,905,576 1,247,661
Growth Stock Fund (2) 977,484 229,714 47,741 15,874,434 1,147,563
Equity Index 500 Fund  866,302 54,297 104,530 7,110,496 741,198
Overseas Stock Fund  596,370 55,653 24,108 52,774,230 560,990
International Value Equity Fund  622,705 2,794 59,740 38,009,937 497,170
International Stock Fund  525,436 23,063 17,591 30,338,614 494,823
Real Assets Fund  310,637 72,481 8,843 25,109,787 338,229
Mid-Cap Growth Fund (2) 280,132 19,053 6,486 3,095,431 284,842
Mid-Cap Value Fund  296,703 581 8,433 8,512,245 267,284
U.S. Large-Cap Core Fund  153,206 116,260 5,316 8,435,524 258,127
U.S. Equity Research Fund  217,276 55,918 7,238 6,818,420 257,395
Emerging Markets Discovery
Stock Fund  224,240 20,969 6,388 17,879,738 224,569
Emerging Markets Stock Fund  216,005 8,786 7,789 5,708,717 204,144
Small-Cap Stock Fund  193,449 10,634 4,526 3,545,430 198,686
Small-Cap Value Fund  210,037 717 30,561 3,379,471 179,720
New Horizons Fund (2) 115,635 5,833 4,022 2,384,131 128,123
Total Equity Mutual Funds (Cost $6,849,030) 7,030,524
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,467 183,557 183,904 11,234 1,124
Total Other Mutual Funds (Cost $1,116) 1,124
T. ROWE PRICE Retirement I 2030 Fund-I Class

T. ROWE PRICE Retirement I 2030 Fund-I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 230,524 475,604 401,170 304,958,075 304,958
Total Short-Term Investments (Cost $304,958) 304,958
Total Investments in Securities 100.0%
(Cost $10,188,259) $ 10,012,025
Other Assets Less Liabilities (0.0)% (1,569)
Net Assets 100.0% $ 10,010,456
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2030 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 167 MSCI EAFE Index contracts 9/22 (15,256) $ 358
Short, 341 Russell 2000 E-Mini Index contracts 9/22 (31,451) (1,337)
Long, 116 S&P 500 E-Mini Index contracts 9/22 22,948 1,176
Net payments (receipts) of variation margin to date (62)
Variation margin receivable (payable) on open futures contracts $ 135

T. ROWE PRICE Retirement I 2030 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 96 $ 1,201 $ 2,444
Emerging Markets Bond Fund  (5) (12,723) 2,902
Emerging Markets Discovery Stock Fund  111 (14,252) —
Emerging Markets Stock Fund  (868) (12,858) —
Equity Index 500 Fund  42,297 (74,871) 3,238
Floating Rate Fund  (2,427) 2,014 1,841
Growth Stock Fund  (2,308) (11,894) —
High Yield Fund  14 (8,699) 2,674
International Bond Fund (USD Hedged)  (165) (10,693) 2,377
International Stock Fund  (801) (36,085) —
International Value Equity Fund  (5,532) (68,589) —
Limited Duration Inflation Focused Bond Fund  (3,368) (1,463) —
Mid-Cap Growth Fund  855 (7,857) —
Mid-Cap Value Fund  973 (21,567) —
New Horizons Fund  (282) 10,677 —
New Income Fund  (6,422) (23,277) 6,947
Overseas Stock Fund  (474) (66,925) —
Real Assets Fund  1,569 (36,046) —
Small-Cap Stock Fund  782 (871) —
Small-Cap Value Fund  (3,706) (473) —
Transition Fund  958 4 95
U.S. Equity Research Fund  72 (8,561) —
U.S. Large-Cap Core Fund  1,103 (6,023) —
U.S. Treasury Long-Term Index Fund  (66) (14,502) 2,494
Value Fund  (8,356) (59,572) —
U.S. Treasury Money Fund, 2.40% — — 1,121
Totals $ 14,050# $ (483,905) $ 26,133+
# Capital gain distributions from underlying Price funds represented $1,113 of the net realized gain (loss).
+ Investment income comprised $26,133 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2030 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2030 Fund-I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2030 Fund-I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R414-054Q1 08/22